Schedule of Assumptions Used in the Black-Scholes Model (Details)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Weighted average expected term (years)		0 years	[1]	5 years 9 months 14 days
Weighted average expected volatility		0.00%	[1]	66.90%
Risk-free interest rate	[1]	0.00%
Risk-free interest rate, minimum				4.08%
Risk-free interest rate, maximum				4.10%
Dividend yield		0.00%	[1]	0.00%

[1]	There were no stock options granted during the year ended December 31, 2025.